UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Item 1. Reports to Stockholders.

STATE STREET NAVIGATOR

SECURITIES LENDING PORTFOLIO I

ANNUAL REPORT

December 31, 2019

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Annual Report

December 31, 2019

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

The State Street Navigator Securities Lending Portfolio I (the “Fund”) seeks current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return. The Fund’s benchmark is the JP Morgan One Month U.S. Dollar LIBOR Index (the “Index”).

For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund was 2.42%, and the Index was 2.34%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Over the course of the Reporting Period, the Fund achieved its primary objective of principle preservation and liquidity while generating a market rate of return. The Federal Reserve’s (the “Fed”) mid-cycle adjustment easing monetary policy was a primary driver of the Fund’s performance during the Reporting Period. The Fed’s three 25 basis point rate cuts brought the target interest rate range to 150-175 basis points and saw money market yields follow accordingly. A negatively sloped London Interbank Offering Rate (LIBOR) curve and the Fed’s action to inject liquidity into the market following a spike in repo rates in September were also notable drivers of the Fund’s performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2019
Certificates of Deposit	37.8%
Financial Company Commercial Paper	25.4
Government Agency Repurchase Agreements	16.1
Asset Backed Commercial Paper	11.0
Other Notes	6.4
Other Repurchase Agreements	3.1
Other Assets in Excess of Liabilities	0.2

Total	100.0%

*	As a percentage of net assets as of the date indicated. The composition will vary over time.

See accompanying notes to financial statements.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments

December 31, 2019

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.8%
ASSET BACKED COMMERCIAL PAPER — 11.0%
Alpine Securitizaton 1.91%, 3/2/2020 (a)	$15,000,000	$14,950,374
Antalis SA 1.90%, 2/7/2020 (a)	12,000,000	11,976,567
Antalis SA 1.95%, 3/9/2020 (a)	3,500,000	3,487,368
Barton Capital SA 1.62%, 1/2/2020 (a)	10,000,000	9,999,059
Collateralized Commercial Paper FLEX Co. LLC 3 Month USD LIBOR + 0.11%, 2.03%, 8/21/2020 (b)	5,000,000	5,000,302
Kells Funding LLC 2.02%, 2/28/2020 (a)	15,000,000	14,956,020
Liberty Street Funding LLC 1.84%, 2/25/2020 (a)	15,000,000	14,956,833
Matchpoint Finance PLC 1.93%, 5/15/2020 (a)	10,000,000	9,931,056

		85,257,579

CERTIFICATES OF DEPOSIT — 37.8%
Bank of Montreal 3 Month USD LIBOR + 0.05%, 1.96%, 3/2/2020 (b)	5,000,000	5,000,218
Bank of Montreal 2.00%, 3/18/2020 (a)	13,000,000	13,003,104
Bank of Nova Scotia 1.91%, 6/17/2020 (a)	8,000,000	8,000,953
Bank of Nova Scotia 1 Month USD LIBOR + 0.30%, 2.04%, 1/16/2020 (b)	3,000,000	3,000,500
Bank of Nova Scotia 3 Month USD LIBOR + 0.14%, 2.14%, 1/16/2020 (b)	2,000,000	2,000,124
BNP Paribas 1 Month USD LIBOR + 0.18%, 1.89%, 3/9/2020 (b)	10,000,000	10,002,225
Canadian Imperial Bank of Commerce 1 Month USD LIBOR + 0.15%, 1.84%, 3/4/2020 (b)	6,000,000	6,001,533
Canadian Imperial Bank of Commerce 3 Month USD LIBOR + 0.17%, 2.07%, 3/18/2020 (b)	7,500,000	7,502,618
Credit Industriel et Commercial 2.61%, 1/6/2020 (a)	15,000,000	15,002,589
Credit Suisse 2.00%, 4/1/2020 (a)	15,000,000	15,002,961
Mizuho Bank Ltd. 1.93%, 2/14/2020 (a)	8,000,000	8,000,638
Mizuho Bank Ltd. 2.06%, 3/16/2020 (a)	12,000,000	12,004,889
MUFG Bank Ltd. 1 Month USD LIBOR + 0.28%, 2.07%, 7/27/2020 (b)	10,000,000	10,000,938
Nordea Bank AB 1 Month USD LIBOR + 0.22%, 2.00%, 3/24/2020 (b)	10,000,000	10,003,566
Norinchukin Bank 1.94%, 4/22/2020 (a)	15,000,000	15,002,021
Royal Bank of Canada 1 Month USD LIBOR + 0.23%, 1.95%, 8/10/2020 (b)	15,000,000	14,997,872

See accompanying notes to financial statements.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

December 31, 2019

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Royal Bank of Canada 3 Month USD LIBOR + 0.08%, 2.09%, 7/10/2020 (b)	$15,000,000	$15,002,306
Sumitomo Mitsui Banking Corp. SOFR + 0.21%, 1.75%, 1/31/2020 (b)	8,000,000	8,001,098
Sumitomo Mitsui Banking Corp. 1 Month USD LIBOR + 0.27%, 1.98%, 5/1/2020 (b)	15,000,000	15,000,297
Sumitomo Mitsui Trust Bank 2.25%, 1/8/2020 (a)	15,000,000	15,002,031
Svenska Handelsbanken 3 Month USD LIBOR + 0.04%, 2.08%, 7/6/2020 (b)	20,000,000	19,998,983
Toronto Dominion Bank 1 Month USD LIBOR + 0.11%, 1.86%, 2/18/2020 (b)	20,000,000	20,001,700
Toronto Dominion Bank 2.30%, 1/13/2020 (a)	15,000,000	15,003,114
Wells Fargo Bank NA 1 Month USD LIBOR + 0.18%, 1.89%, 4/8/2020 (b)	5,000,000	5,001,056
Wells Fargo Bank NA 3 Month USD LIBOR + 0.17%, 2.17%, 1/15/2020 (b)	10,000,000	10,000,637
Wells Fargo Bank NA 3 Month USD LIBOR + 0.23%, 2.32%, 1/6/2020 (b)	10,000,000	10,000,217
Wells Fargo Bank NA 3 Month USD LIBOR + 0.24%, 2.33%, 2/3/2020 (b)	5,000,000	5,001,118

		292,539,306

FINANCIAL COMPANY COMMERCIAL PAPER — 25.4%
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.03%, 1.97%, 1/30/2020 (b)	5,000,000	5,000,038
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.05%, 2.09%, 4/6/2020 (b)	15,000,000	15,001,151
DBS Bank Ltd. 1.85%, 3/25/2020 (a)	5,000,000	4,978,242
DBS Bank Ltd. 1.89%, 6/15/2020 (a)	10,000,000	9,912,511
HSBC Bank PLC 1 Month USD LIBOR + 0.24%, 1.98%, 5/12/2020 (b)	15,000,000	15,001,594
HSBC Bank PLC 3 Month USD LIBOR + 0.20%, 2.11%, 11/4/2020 (b)	9,000,000	9,004,452
Lloyds Bank PLC 1 Month USD LIBOR + 0.27%, 1.98%, 5/7/2020 (b)	10,000,000	10,002,991
Lloyds Bank PLC 3 Month USD LIBOR + 0.09%, 1.99%, 2/4/2020 (b)	10,000,000	10,000,742
National Australia Bank Ltd. 1 Month USD LIBOR + 0.18%, 1.89%, 7/1/2020 (b)	10,000,000	9,999,162
National Australia Bank Ltd. 3 Month USD LIBOR + 0.11%, 2.03%, 11/24/2020 (b)	10,000,000	9,999,969
NRW Bank 1.84%, 3/5/2020 (a)	10,000,000	9,966,597
NRW Bank 2.01%, 3/4/2020 (a)	7,000,000	6,976,978
Skandinaviska Enskilda Banken AB 1.88%, 7/22/2020 (a)	15,000,000	14,841,220

See accompanying notes to financial statements.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

December 31, 2019

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
Swedbank AB 2.00%, 3/10/2020 (a)	$5,000,000	$4,982,140
Swedbank AB 2.00%, 3/11/2020 (a)	5,000,000	4,981,885
Toyota Credit Canada, Inc. 1 Month USD LIBOR + 0.17%, 1.88%, 3/20/2020 (b)	20,000,000	20,004,555
Toyota Motor Credit Corp. 1 Month USD LIBOR + 0.24%, 1.95%, 9/1/2020 (b)	9,000,000	8,997,976
UBS AG 3 Month USD LIBOR + 0.05%, 1.96%, 2/3/2020 (b)	7,000,000	7,000,143
Westpac Banking Corp. 3 Month USD LIBOR + 0.04%, 1.97%, 1/27/2020 (b)	10,000,000	10,000,422
Westpac Banking Corp. 3 Month USD LIBOR + 0.13%, 2.07%, 10/23/2020 (b)	10,000,000	10,000,778

		196,653,546

OTHER NOTES — 6.4%
Bank of America NA 1.85%, 3/6/2020 (a)	15,000,000	15,000,978
Bank of America NA 1 Month USD LIBOR + 0.13%, 1.87%, 1/13/2020 (b)	10,000,000	10,000,133
Mizuho Bank Ltd. 1.58%, 1/2/2020 (a)	15,328,000	15,328,000
Wells Fargo Bank NA 1 Month USD LIBOR + 0.22%, 1.96%, 7/15/2020 (b)	9,000,000	9,001,161

		49,330,272

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 16.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Government Obligation, 2.150% due 12/20/2049, valued at $37,800,000); expected proceeds $35,003,053 1.57%, 1/2/2020	35,000,000	35,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by various U.S. Government Obligations, 2.743% – 4.000% due 08/01/2025 – 07/01/2048, valued at $45,900,001); expected proceeds $45,003,925 1.57%, 1/2/2020	45,000,000	45,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by various U.S. Government Obligations, 0.000% – 21.881% due 09/25/2020 – 09/20/2068, valued at $26,785,168); expected proceeds $26,002,268 1.57%, 1/2/2020	26,000,000	26,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by various U.S. Government Obligations, 3.000% – 6.000% due 12/01/2027 – 09/01/2049, valued at $15,300,000); expected proceeds $15,001,308 1.57%, 1/2/2020	15,000,000	15,000,000

See accompanying notes to financial statements.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

December 31, 2019

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/10/2019 (collateralized by various U.S. Government Obligations, 3.500% – 5.000% due 10/01/2029 – 01/01/2050, valued at $4,084,692); expected proceeds $4,005,400 1.80%, 1/7/2020	$4,000,000	$4,000,000

		125,000,000

OTHER REPURCHASE AGREEMENTS — 3.1%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/20/2019 (collateralized by various Common Stocks and various Corporate Bonds, 1.250% – 7.500% due 11/15/2021 – 11/01/2048, valued at $9,900,013); expected proceeds $9,027,900 1.86%, 2/18/2020 (c)	9,000,000	9,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by various Common Stocks, valued at $16,201,510); expected proceeds $15,001,392 1.67%, 1/2/2020	15,000,000	15,000,000

		24,000,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $772,718,150)		772,780,703

TOTAL INVESTMENTS — 99.8%
(Cost $772,718,150)		772,780,703
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		1,567,167

NET ASSETS — 100.0%		$774,347,870

(a)	Rate shown is the discount rate at time of purchase.
(b)

Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Illiquid security. This security represents $9,000,000 or 1.2% of net assets as of December 31, 2019.

Abbreviations:

LIBOR     London Interbank Offered Rate

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$772,780,703	$—	$772,780,703

TOTAL INVESTMENTS	$—	$772,780,703	$—	$772,780,703

See accompanying notes to financial statements.

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STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

ASSETS
Investments in securities, at value - unaffiliated issuers	$623,780,703
Repurchase agreements, at amortized cost	149,000,000

Total Investments – unaffiliated ussuers	772,780,703
Cash	690
Interest receivable - unaffiliated issuers	1,671,742
Receivable from Adviser (Note 4)	8,950
Prepaid expenses and other assets	3,379

TOTAL ASSETS	774,465,464

LIABILITIES
Advisory fee payable	17,861
Administration fees payable	655
Custodian, sub-administration and transfer agent fees payable	12,815
Trustees’ fees and expenses payable	808
Distribution payable	80,344
Professional fees payable	3,453
Accrued expenses and other liabilities	1,658

TOTAL LIABILITIES	117,594

NET ASSETS	$774,347,870

NET ASSETS CONSIST OF:
Paid-in Capital	$774,319,013
Total distributable earnings (loss)	$28,857

NET ASSETS	$774,347,870

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00

Shares outstanding ($0.001 par value)	774,319,013

COST OF INVESTMENTS:
Investments at cost	$772,718,150

See accompanying notes to financial statements.

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STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

INVESTMENT INCOME
Interest income - unaffiliated issuers	$27,151,436

EXPENSES
Advisory fees	274,946
Administration fees	8,248
Custodian, sub-administration and transfer agent fees	182,378
Trustees’ fees and expenses	38,857
Professional fees	49,846
Insurance expense	8,495
Miscellaneous expenses	6,771

TOTAL EXPENSES	569,541

Expenses waived/reimbursed by the Adviser (Note 4)	(107,631)

NET EXPENSES	461,910

NET INVESTMENT INCOME (LOSS)	26,689,526

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments - unaffiliated issuers	8,903

Net change in unrealized appreciation/depreciation on:
Investments - unaffiliated issuers	109,369

NET REALIZED AND UNREALIZED GAIN (LOSS)	118,272

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$26,807,798

See accompanying notes to financial statements.

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STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/19	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$26,689,526	$29,231,281
Net realized gain (loss)	8,903	7,812
Net change in unrealized appreciation/depreciation	109,369	(43,617)

Net increase (decrease) in net assets resulting from operations	26,807,798	29,195,476

DISTRIBUTIONS TO SHAREHOLDERS:	(26,729,214)	(29,238,056)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	4,778,177,559	4,822,904,378
Cost of shares redeemed	(5,084,994,630)	(5,666,570,038)

Net increase (decrease) in net assets from beneficial interest transactions	(306,817,071)	(843,665,660)

Net increase (decrease) in net assets during the period	(306,738,487)	(843,708,240)

Net assets at beginning of period	1,081,086,357	1,924,794,597

NET ASSETS AT END OF PERIOD	$774,347,870	$1,081,086,357

SHARES OF BENEFICIAL INTEREST:
Shares sold	4,778,177,559	4,822,904,378
Shares redeemed	(5,084,994,630)	(5,666,570,038)

Net increase (decrease)	(306,817,071)	(843,665,660)

See accompanying notes to financial statements.

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STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Year Ended 12/31/19		Year Ended 12/31/18		Year Ended 12/31/17		For the Period 7/12/16* - 12/31/16**
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)(a)	0.0243		0.0206		0.0119		0.0032
Net realized and unrealized gain (loss)	(0.0004)		0.0003		(0.0002)		—

Total from investment operations	0.0239		0.0209		0.0117		0.0032

Distributions to shareholders from:
Net investment income	(0.0239)		(0.0209)		(0.0117)		(0.0032)
Net realized gains	—		—		(0.0000	)(b)	—

Total distributions	(0.0239)		(0.0209)		(0.0117)		(0.0032)

Net asset value, end of period	$1.0000		$1.0000		$1.0000		$1.0000

Total return(c)	2.42%		2.11%		1.18%		0.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$774,348		$1,081,086		$1,924,795		$1,375,302
Ratios to average net assets:
Total expenses	0.05%		0.05%		0.06%		0.04	%(d)
Net expenses	0.04%		0.04%		0.04%		0.04	%(d)
Net investment income (loss)	2.43%		2.05%		1.19%		0.68	%(d)
Portfolio turnover rate	—	%(f)	—	%(f)	—	%(f)	—	%(e)(f)

*	Inception and commencement of operations.
**	Beginning with the year ended December 31, 2017, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.00005 per share.
(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
(e)	Not annualized.
(f)	Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the periods ended December 31, 2019, December 31, 2018, December 31, 2017 and December 31, 2016

See accompanying notes to financial statements.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements

December 31, 2019

1. Organization

State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2019, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Portfolio I (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.

The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

December 31, 2019

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

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Notes to Financial Statements – (continued)

December 31, 2019

Distributions

Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3. Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of December 31, 2019, the Fund had invested in repurchase agreements with the gross values (principal) of $149,000,000 and associated collateral equal to $155,971,384.

4. Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0250% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

SSGA FM is contractually obligated until April 30, 2020 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund’s Board. For the fiscal year ended December 31, 2019, SSGA FM waived $107,631.

Administrator Fee

SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.

Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees

State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.

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Notes to Financial Statements – (continued)

December 31, 2019

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2019, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio I	2	82.40%

5. Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6. Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions.

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$26,729,214	$—	$—	$26,729,214

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Notes to Financial Statements – (continued)

December 31, 2019

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$29,238,056	$—	$—	$29,238,056

At December 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late- Year Losses	Total
$	$	$—	$62,553	$—	$62,553

As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending I	$772,718,150	$74,978	$12,425	$62,553

7. Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

15

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street Navigator Securities Lending Portfolio I and the Board of Trustees of State Street Navigator Securities Lending Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Navigator Securities Lending Portfolio I (the “Fund”) (one of the funds constituting State Street Navigator Securities Lending Trust (the “Trust”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Navigator Securities Lending Trust) at December 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for period from July 12, 2016 (commencement of operations) through December 31, 2016 were audited by another independent registered public accounting firm whose report, dated February 22, 2017, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 27, 2020

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Other Information

December 31, 2019 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Portfolio I	0.04%	$1,011.00	$0.20	$1,025.00	$0.20

(a)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

17

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2019 (Unaudited)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity program report to the Board, the program supported each Fund’s ability    to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. SSGA FM reported that the program operated adequately and that the implementation of the program was effective to manage the Fund’s liquidity risk.

There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1- 877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.

Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedules of investments are available upon request, without charge, by calling 1-877-521-4083 (toll free).

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INDEPENDENT TRUSTEES

Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co-Chairperson of the Board	Term: Indefinite Elected: 7/16	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67

Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992- 2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Board	Term: Indefinite Elected: 7/16	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to 2019, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- present).

19

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2019 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co-Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).

20

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2019 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 7/16	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

21

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2019 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co-Chairperson of the Governance Committee	Term: Indefinite Elected: 7/16	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 –1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.

22

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2019 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Chairperson of the Valuation Committee, Co-Chairperson of the Nominating Committee and Co-Chairperson of the Governance Committee	Term: Indefinite Elected: 7/16	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Valuation Committee	Term: Indefinite Appointed: 2/96 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	67	None.

23

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2019 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INTERESTED TRUSTEES(1)

Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected President: 9/12 Elected Trustee: 12/18	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None

James E. Ross(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 – April 2017); President, SSGA Funds Management, Inc. (2005 – 2012); Principal, State Street Global Advisors (2000- 2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).

(1)	The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2)	Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
(3)	Mr. Ross is an Interested Trustee because of his employment by SSGA FM, an affiliate of the Trust.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

24

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected President: 9/12 Elected Trustee: 12/18	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 9/17	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 3/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present) *; Managing Director, State Street Global Advisors. (2005 – present).*

Elizabeth Shea State Street Bank and Trust Company One Lincoln Street Boston, MA 02111-2900 YOB: 1964	Vice President	Term: Indefinite Elected: 10/15	Managing Director, Corporate Compliance of the Securities Finance division of State Street (2015 – present); Vice President, Corporate Compliance of the Securities Finance division of State Street (2002 – 2015).

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

25

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2019 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 3/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).

Daniel Foley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 3/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*

Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti- Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 10/13 Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).

26

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2019 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

Andrew DeLorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).

Kevin Morris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.

27

Trustees

John R. Costantino

Michael F. Holland

Michael A. Jessee

Ellen M. Needham

Donna M. Rapaccioli

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

State Street Navigator Securities Lending Trust

c/o State Street Bank and Trust Company

Securities Finance

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR SECURITIES LENDING

GOVERNMENT MONEY MARKET PORTFOLIO

ANNUAL REPORT

December 31, 2019

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Annual Report

December 31, 2019

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Portfolio Statistics – (Unaudited)

Portfolio Composition*	December 31, 2019
Government Agency Debt	45.4%
Treasury Debt	29.2
Treasury Repurchase Agreements	15.4
Government Agency Repurchase Agreements	3.9
Other Assets in Excess of Liabilities	6.1

Total	100.0%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

Maturity Ladder*	December 31, 2019
2 to 30 Days	26.0%
31 to 60 Days	28.9
61 to 90 Days	8.7
Over 90 Days	30.3

Total	93.9%

Average days to maturity	27
Weighted average life	95

(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

See accompanying notes to financial statements.

1

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments

December 31, 2019

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT — 45.4%
P-1, A-1+	Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.04% (a)	1.575%	01/01/2020	09/11/2020	$19,400,000	$19,400,000
P-1, A-1+	Federal Farm Credit Bank (b)	1.650%	12/23/2020	12/23/2020	34,280,000	34,280,000
P-1, A-1+	Federal Farm Credit Bank, 3 Month USD LIBOR - 0.17% (a)	1.730%	03/04/2020	09/04/2020	6,000,000	5,996,268
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR (a)	1.736%	01/13/2020	11/12/2020	50,300,000	50,295,655
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.05% (a)	1.742%	01/27/2020	02/25/2020	19,278,000	19,277,751
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.02% (a)	1.765%	01/22/2020	05/22/2020	30,100,000	30,099,577
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.01% (a)	1.782%	01/27/2020	03/25/2020	59,666,000	59,664,594
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR + 0.01% (a)	1.790%	01/24/2020	08/24/2020	1,260,000	1,260,207
P-1, A-1+	Federal Home Loan Bank (b)	1.547%	02/05/2020	02/05/2020	50,000,000	49,926,947
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.01% (a)	1.550%	01/01/2020	02/21/2020	84,300,000	84,300,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.02% (a)	1.560%	01/01/2020	02/21/2020	53,000,000	53,000,000
P-1, A-1+	Federal Home Loan Bank (b)	1.560%	02/24/2020	02/24/2020	50,000,000	49,885,167
P-1, A-1+	Federal Home Loan Bank (b)	1.560%	03/11/2020	03/11/2020	49,850,000	49,700,948
P-1, A-1+	Federal Home Loan Bank (b)	1.571%	02/21/2020	02/21/2020	93,300,000	93,096,424
P-1, A-1+	Federal Home Loan Bank (b)	1.572%	02/12/2020	02/12/2020	50,000,000	49,910,483
P-1, A-1+	Federal Home Loan Bank, SOFR + 0.04% (a)	1.575%	01/01/2020	02/21/2020	33,775,000	33,775,000
P-1, A-1+	Federal Home Loan Bank (b)	1.575%	03/13/2020	03/13/2020	65,000,000	64,798,094
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.05% (a)	1.585%	01/01/2020	01/17/2020	253,700,000	253,700,000
P-1, A-1+	Federal Home Loan Bank (b)	1.586%	03/04/2020	03/04/2020	75,000,000	74,795,142
P-1, A-1+	Federal Home Loan Bank, SOFR + 0.05% (a)	1.590%	01/01/2020	01/17/2020	7,325,000	7,325,000
P-1, A-1+	Federal Home Loan Bank (b)	1.590%	02/14/2020	02/14/2020	14,500,000	14,472,462
P-1, A-1+	Federal Home Loan Bank (b)	1.590%	03/23/2020	03/23/2020	70,000,000	69,749,575
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.06% (a)	1.600%	01/01/2020	05/06/2020	22,800,000	22,800,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.07% (a)	1.605%	01/01/2020	03/27/2020	71,715,000	71,715,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.08% (a)	1.620%	01/01/2020	05/11/2020	85,000,000	85,000,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.10% (a)	1.640%	01/01/2020	12/23/2020	48,500,000	48,500,000
P-1, A-1+	Federal Home Loan Bank (b)	1.645%	04/13/2020	04/13/2020	64,750,000	64,448,211

See accompanying notes to financial statements

2

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

December 31, 2019

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT - (continued)
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.12% (a)	1.660%	01/01/2020	10/07/2020	$80,000,000	$80,000,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.13% (a)	1.670%	01/01/2020	10/16/2020	97,500,000	97,500,000
P-1, A-1+	Federal Home Loan Bank (b)	1.680%	01/10/2020	01/10/2020	40,000,000	39,985,067
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.03% (a)	1.680%	01/07/2020	08/07/2020	78,200,000	78,200,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.06% (a)	1.686%	01/13/2020	08/13/2020	100,000,000	100,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.02% (a)	1.693%	01/06/2020	01/06/2020	48,350,000	48,350,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.04% (a)	1.697%	01/17/2020	12/17/2020	83,250,000	83,250,000
P-1, A-1+	Federal Home Loan Bank (b)	1.741%	07/09/2020	07/09/2020	71,500,000	71,500,000
P-1, A-1+	Federal Home Loan Bank (b)	1.835%	03/27/2020	03/27/2020	100,000,000	99,566,736
P-1, A-1+	Federal Home Loan Bank (b)	1.890%	03/20/2020	03/20/2020	66,250,000	65,978,706
P-1, A-1+	Federal Home Loan Bank (b)	1.940%	09/04/2020	09/04/2020	74,750,000	74,750,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR + 0.15% (a)	1.949%	01/31/2020	09/28/2020	10,000,000	10,011,155
P-1, A-1+	Federal Home Loan Bank (b)	1.952%	06/17/2020	06/17/2020	54,000,000	54,000,000
P-1, A-1+	Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate (a)	1.540%	01/01/2020	02/12/2020	60,700,000	60,700,000
P-1, A-1+	Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate (a)	1.540%	01/01/2020	04/16/2020	125,000,000	124,988,668
P-1, A-1+	Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.01% (a)	1.545%	01/01/2020	05/13/2020	18,825,000	18,825,000
P-1, A-1+	Federal Home Loan Mortgage Corp. (b)	1.550%	03/19/2020	03/19/2020	61,000,000	60,797,768
P-1, A-1+	Federal Home Loan Mortgage Corp. (b)	1.553%	02/26/2020	02/26/2020	287,500,000	286,817,866
P-1, A-1+	Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.02% (a)	1.560%	01/01/2020	02/28/2020	177,000,000	177,002,535
P-1, A-1+	Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.02% (a)	1.560%	01/01/2020	07/10/2020	78,800,000	78,773,069
P-1, A-1+	Federal Home Loan Mortgage Corp. (b)	1.570%	02/27/2020	02/27/2020	254,600,000	253,977,361
P-1, A-1+	Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.03% (a)	1.570%	01/01/2020	05/08/2020	77,625,000	77,625,000
P-1, A-1+	Federal Home Loan Mortgage Corp. (b)	1.570%	05/19/2020	05/19/2020	31,600,000	31,409,821
P-1, A-1+	Federal Home Loan Mortgage Corp. (b)	1.579%	03/06/2020	03/06/2020	50,339,000	50,197,693
P-1, A-1+	Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.04% (a)	1.580%	01/01/2020	09/10/2020	40,000,000	40,000,000
P-1, A-1+	Federal Home Loan Mortgage Corp. (b)	1.589%	06/01/2020	06/01/2020	16,279,000	16,170,501
P-1, A-1+	Federal Home Loan Mortgage Corp. (b)	1.863%	01/09/2020	01/09/2020	40,500,000	40,485,329

See accompanying notes to financial statements

3

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

December 31, 2019

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT - (continued)
P-1, A-1+	Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.01% (a)	1.545%	01/01/2020	02/24/2020	$42,000,000	$42,000,000
P-1, A-1+	Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.01% (a)	1.550%	01/01/2020	05/22/2020	12,150,000	12,148,075
P-1, A-1+	Federal National Mortgage Assoc. (b)	1.553%	03/04/2020	03/04/2020	109,800,000	109,506,328
P-1, A-1+	Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.08% (a)	1.615%	01/01/2020	10/30/2020	33,450,000	33,450,000
P-1, A-1+	Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.16% (a)	1.700%	01/01/2020	01/30/2020	144,070,000	144,084,082

TOTAL GOVERNMENT AGENCY DEBT						4,023,223,265

	TREASURY DEBT — 29.2%
P-1, A-1+	U.S. Treasury Bill (b)	1.500%	01/30/2020	01/30/2020	8,821,000	8,810,709
P-1, A-1+	U.S. Treasury Bill (b)	1.560%	02/27/2020	02/27/2020	192,000,000	191,534,080
P-1, A-1+	U.S. Treasury Bill (b)	1.565%	02/13/2020	02/13/2020	200,000,000	199,634,833
P-1, A-1+	U.S. Treasury Bill (b)	1.600%	01/28/2020	01/28/2020	125,600,000	125,454,862
P-1, A-1+	U.S. Treasury Bill (b)	1.840%	02/20/2020	02/20/2020	303,000,000	302,322,820
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY (a)	1.526%	01/01/2020	01/31/2020	509,965,000	509,925,243
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.03% (a)	1.559%	01/01/2020	04/30/2020	367,202,000	367,188,254
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.04% (a)	1.569%	01/01/2020	07/31/2020	328,717,000	328,555,370
P-1, A-1+	U.S. Treasury Note (b)	1.598%	05/15/2020	05/15/2020	92,000,000	92,638,925
P-1, A-1+	U.S. Treasury Note (b)	1.616%	08/31/2020	08/31/2020	22,998,000	22,961,628
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.12% (a)	1.641%	01/01/2020	01/31/2021	90,500,000	90,465,253
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.14% (a)	1.665%	01/01/2020	04/30/2021	170,000,000	169,809,656
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.05% (a)	1.672%	01/31/2020	10/31/2020	116,674,000	116,620,882
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.22% (a)	1.746%	01/01/2020	07/31/2021	12,600,000	12,594,009
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.3% (a)	1.826%	01/01/2020	10/31/2021	55,000,000	55,018,935

TOTAL TREASURY DEBT						2,593,535,459

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 3.9%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Government Obligation, 4.000% due 02/01/2045, valued at $255,000,000); expected proceeds $250,021,806	1.570%	01/02/2020	01/02/2020	250,000,000	250,000,000

See accompanying notes to financial statements

4

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

December 31, 2019

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by various U.S. Government Obligations, 3.000% – 5.500% due 02/01/2027 – 03/01/2049, valued at $35,700,000); expected proceeds $35,002,858	1.470%	01/02/2020	01/02/2020	$35,000,000	$35,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Government Obligation, 3.500% due 10/20/2049, valued at $58,140,000); expected proceeds $57,004,972	1.570%	01/02/2020	01/02/2020	57,000,000	57,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						342,000,000

	TREASURY REPURCHASE AGREEMENTS — 15.4%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $197,101,770); expected proceeds $193,253,640	1.550%	01/02/2020	01/02/2020	193,237,000	193,237,000
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Notes, 1.625% – 1.875% due 07/31/2026 – 10/31/2026, valued at $255,000,096); expected proceeds $250,020,139	1.450%	01/02/2020	01/02/2020	250,000,000	250,000,000
P-1, A-1	Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Inflation Index Bonds, 2.125% due 02/15/2040 – 02/15/2041, and U.S. Treasury Notes, 1.125% – 1.750% due 06/30/2021 – 12/31/2026, valued at $18,361,660); expected proceeds $18,001,550	1.550%	01/02/2020	01/02/2020	18,000,000	18,000,000
NR, A-1	Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 04/02/2020, and U.S. Treasury Notes, 1.625% – 3.000% due 09/30/2025 – 08/15/2029, valued at $13,260,035); expected proceeds $13,001,047	1.450%	01/02/2020	01/02/2020	13,000,000	13,000,000

See accompanying notes to financial statements

5

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

December 31, 2019

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 11/01/2019 (collateralized by a U.S. Treasury Note, 2.250% due 03/31/2021, valued at $76,500,033); expected proceeds $75,389,229 (c)	1.570%	01/01/2020	02/28/2020	$75,000,000	$75,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bond, 3.000% due 11/15/2045, and U.S. Treasury Notes, 1.500% – 2.875% due 03/31/2023 – 05/15/2028, valued at $97,214,160); expected proceeds $95,316,207	1.550%	01/02/2020	01/02/2020	95,308,000	95,308,000
P-1, A-1	Agreement with MUFG Securities, dated 12/31/2019 (collateralized by U.S. Treasury Bonds, 2.500% - 4.500% due 11/15/2040 – 11/15/2040, valued at $738,818,606); expected proceeds $725,060,417	1.500%	01/02/2020	01/02/2020	725,000,000	725,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						1,369,545,000

TOTAL INVESTMENTS — 93.9%(d)(e)						8,328,303,724
OTHER ASSETS IN EXCESS OF LIABILITIES — 6.1%						536,764,461

NET ASSETS — 100.0%						$8,865,068,185

*	Moody’s rating, Standard & Poor’s rating, respectively. (Unaudited)
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019.
(b)	Rate represents annualized yield at date of purchase.
(c)	Illiquid security. This security represents $75,000,000 or 0.9% of net assets as of December 31, 2019.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
(e)	Also represents the cost for federal tax purposes.

LIBOR	London Interbank Offered Rate
MMY	Money Market Yield

See accompanying notes to financial statements

6

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

ASSETS
Investments in securities, at amortized cost - unaffiliated issuers	$6,616,758,724
Repurchase agreements, at amortized cost	1,711,545,000

Total Investments	8,328,303,724
Cash	526,669,692
Receivable for fund shares sold	1,934
Interest receivable - unaffiliated issuers	10,341,031
Other Receivable	668,904
Prepaid expenses and other assets	18,945

TOTAL ASSETS	8,866,004,230

LIABILITIES
Advisory fee payable	135,040
Administration fees payable	5,250
Custodian, sub-administration and transfer agent fees payable	91,013
Trustees’ fees and expenses payable	5,881
Distribution payable	664,928
Professional fees payable	20,164
Accrued expenses and other liabilities	13,769

TOTAL LIABILITIES	936,045

NET ASSETS	$8,865,068,185

NET ASSETS CONSIST OF:
Paid-in Capital	$8,864,992,688
Total distributable earnings (loss)	$75,497

NET ASSETS	$8,865,068,185

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00

Shares outstanding ($0.001 par value)	8,864,982,641

See accompanying notes to financial statements

7

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

INVESTMENT INCOME
Interest income - unaffiliated issuers	$175,892,920

EXPENSES
Advisory fees	1,393,301
Administration fees	59,713
Custodian, sub-administration and transfer agent fees	1,058,298
Trustees’ fees and expenses	164,819
Professional fees	185,366
Insurance expense	59,334
Miscellaneous expenses	38,023

TOTAL EXPENSES	2,958,854

NET INVESTMENT INCOME (LOSS)	172,934,066

REALIZED GAIN (LOSS)
Net realized gain (loss) on:

Investment transactions	125,631

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$173,059,697

See accompanying notes to financial statements

8

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/19	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$172,934,066	$215,857,433
Net realized gain (loss)	125,631	(1,361)

Net increase (decrease) in net assets resulting from operations	173,059,697	215,856,072

DISTRIBUTIONS TO SHAREHOLDERS:	(172,991,653)	(215,857,461)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	131,757,302,541	38,313,726,456
Reinvestment of distributions	—	213,867,394
Cost of shares redeemed	(128,366,260,005)	(43,407,545,011)
In-kind redemptions (Note 1)	(1,370,418,837)	—

Net increase (decrease) in net assets from beneficial interest transactions	2,020,623,699	(4,879,951,161)

Net increase (decrease) in net assets during the period	2,020,691,743	(4,879,952,550)

Net assets at beginning of period	6,844,376,442	11,724,328,992

NET ASSETS AT END OF PERIOD	$8,865,068,185	$6,844,376,442

SHARES OF BENEFICIAL INTEREST:
Shares sold	131,757,302,541	38,313,726,456
Reinvestment of distributions	—	213,867,394
Shares redeemed	(129,736,682,449)	(43,407,545,011)

Net increase (decrease)	2,020,620,092	(4,879,951,161)

See accompanying notes to financial statements

9

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17		Year Ended 12/31/16**	Year Ended 12/31/15**
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000		$1.0000	$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0218	0.0182	0.0086		0.0043	0.0019	(a)
Net realized gain (loss)	0.0000 (b)	0.0000 (b)	0.0000	(b)	0.0000 (b)	0.0000	(b)

Total from investment operations	0.0218	0.0182	0.0086		0.0043	0.0019

Distributions to shareholders from:
Net investment income	(0.0218)	(0.0182)	(0.0086)		(0.0043)	(0.0019)
Net realized gains	—	—	(0.0000	)(b)	—	(0.0000	)(b)

Total distributions	(0.0218)	(0.0182)	(0.0086)		(0.0043)	(0.0019)

Net asset value, end of period	$1.0000	$1.0000	$1.0000		$1.0000	$1.0000

Total return(c)	2.18%	1.84%	0.86%		0.43%	0.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,865,068	$6,844,376	$11,724,329		$9,167,121	$20,816
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%		0.04%	0.03%
Net expenses	0.04%	0.04%	0.03%		0.03%	0.03%
Net investment income (loss)	2.18%	1.78%	0.87%		0.45%	0.19%

**	Beginning with the year ended December 31, 2017, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.00005 per share.
(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

See accompanying notes to financial statements

10

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements

December 31, 2019

1. Organization

State Street Navigator Securities Lending Trust (the “Trust”) a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2019, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the Funds). State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). There are other affiliated trusts that participate in the SLP and invest collateral in the Fund. Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.

The Fund’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.

The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

On April 12, 2019, 99 securities totaling $ 1,370,418,837 at amortized cost and $717,368,416 in cash were redeemed by way of an in-kind distribution of approximately 23% of the assets of the Fund to invest in a new series of the Trust, State Street Navigator Securities Lending Portfolio III, which commenced operations on the same day. The redemption did not affect the net asset value per share of the Fund, which remained at $1.00. The transfer is disclosed in the Statement of Changes in Net Assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

11

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

December 31, 2019

The Fund’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 - Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 - Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Fund are determined based on Level 2 inputs.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

Distributions

Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

12

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

December 31, 2019

3. Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of December 31, 2019, the Fund had invested in repurchase agreements with the gross values (principal) of $1,711,545,000 and associated collateral equal to at least $1,745,096,360.

4. Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

SSGA FM is contractually obligated until April 30, 2020 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund’s Board.

Administrator Fee

SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.

Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees

State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2019, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

13

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

December 31, 2019

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Government Money Market Portfolio	3	59.77%

5. Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6. Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.

The tax character of distributions paid during the year ended December 31, 2019 were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$172,991,653	$—	$—	$172,991,653

The tax character of distributions paid during the year ended December 31, 2018 were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$215,857,459	$—	$—	$215,857,459

At December 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late- Year Losses	Total
$ 75,497	$	$—	$—	$—	$75,497

14

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

December 31, 2019

As of December 31, 2019, the cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes.

7. Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

15

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street Navigator Securities Lending Government Money Market Portfolio and the Board of Trustees of State Street Navigator Securities Lending Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”) (one of the funds constituting State Street Navigator Securities Lending Trust (the “Trust”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Navigator Securities Lending Trust) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for years ended December 31, 2015 and December 31, 2016 were audited by another independent registered public accounting firm whose report, dated February 22, 2017, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 27, 2020

16

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information

December 31, 2019 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Government Money Market Portfolio	0.04%	$1,011.90	$0.20	$1,024.60	$0.20

(a)	Expenses paid are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

17

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

December 31, 2019 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.

Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP filing is available (1) on the SEC’s website at www.sec.gov or (2) by calling 1-877-521-4083 (toll free).

18

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INDEPENDENT TRUSTEES

Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co-Chairperson of the Board	Term: Indefinite Elected: 7/16	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Board	Term: Indefinite Elected: 7/16	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to 2019, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- present).

19

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

December 31, 2019 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co-Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director - Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 7/16	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

20

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

December 31, 2019 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co-Chairperson of the Governance Committee	Term: Indefinite Elected: 7/16	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 –1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.

21

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

December 31, 2019 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Chairperson of the Valuation Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/16	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Valuation Committee	Term: Indefinite Appointed: 2/96 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	67	None.

22

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

December 31, 2019 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INTERESTED TRUSTEES(1)

Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected President: 9/12 Elected Trustee: 12/18	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.

James E. Ross(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 – April 2017); President, SSGA Funds Management, Inc. (2005 – 2012); Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).

(1)	The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2)	Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
(3)	Mr. Ross is an Interested Trustee because of his employment by SSGA FM, an affiliate of the Trust.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

23

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
OFFICERS:

Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite President: 9/12 Elected Trustee: 12/18	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 9/17	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 3/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present) *; Managing Director, State Street Global Advisors. (2005 – present).*

Elizabeth Shea State Street Bank and Trust Company One Lincoln Street Boston, MA 02111-2900 YOB: 1964	Vice President	Term: Indefinite Elected: 10/15	Managing Director, Corporate Compliance of the Securities Finance division of State Street (2015 – present); Vice President, Corporate Compliance of the Securities Finance division of State Street (2002 – 2015).

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

24

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

December 31, 2019 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 3/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).

Daniel Foley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 3/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*

Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 10/13 Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).

25

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

December 31, 2019 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

Andrew DeLorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).

Kevin Morris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.

26

Trustees

John R. Costantino

Michael F. Holland

Michael A. Jessee

Ellen M. Needham

Donna M. Rapaccioli

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

State Street Navigator Securities Lending Trust

c/o State Street Bank and Trust Company

Securities Finance

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR

SECURITIES LENDING PORTFOLIO II

ANNUAL REPORT

December 31, 2019

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Annual Report

December 31, 2019

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Navigator Securities Lending Portfolio II (the “Fund”) seeks current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return. The Fund’s benchmark is the JP Morgan One Month U.S. Dollar LIBOR Index (the “Index”).

For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund was 2.38%, and the Index was 2.34%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. There was no difference between the Fund’s performance and that of the Index.

Over the course of the Reporting Period, the Fund achieved its primary objective of principle preservation and liquidity while generating a market rate of return. The Federal Reserve’s (the “Fed”) mid-cycle adjustment easing monetary policy was a primary driver of the Fund’s performance during the Reporting Period. The Fed’s three 25 basis point rate cuts brought the target interest rate range to 150-175 basis points and saw money market yields follow accordingly. A negatively sloped London Interbank Offering Rate (LIBOR) curve and the Fed’s action to inject liquidity into the market following a spike in repo rates in September were also notable drivers of the Fund’s performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Portfolio Statistics

Portfolio Composition*	December 31, 2019
Certificates Of Deposit	31.4%
Financial Company Commercial Paper	26.7
Asset Backed Commercial Paper	21.3
Government Agency Repurchase Agreements	9.1
Treasury Repurchase Agreements	5.8
Other Notes	4.1
Treasury Debt	1.1
Government Agency Debt	0.2
Other Repurchase Agreements	0.2
Other Assets in Excess of Liabilities	0.1

Total	100.0%

*	As a percentage of net assets as of the date indicated. The composition will vary over time.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments

December 31, 2019

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.9%
ASSET BACKED COMMERCIAL PAPER — 21.3%
Alpine Securitizaton Ltd. 2.13%, 1/3/2020 (a)	30,000,000	$29,995,663
Antalis SA 1.70%, 1/3/2020 (a)	25,000,000	24,996,198
Antalis SA 1.70%, 1/7/2020 (a)	18,000,000	17,993,665
Antalis SA 1.85%, 1/31/2020 (a)	20,970,000	20,936,594
Barclays Bank PLC 1.94%, 2/18/2020 (a)	50,000,000	49,868,176
Barton Capital SA 1.62%, 1/2/2020 (a)	50,000,000	49,995,294
Barton Capital SA 2.00%, 2/4/2020 (a)	17,000,000	16,970,002
Bedford Row Funding Corp. 3 Month USD LIBOR + 0.03%, 1.96%, 1/23/2020 (b)	30,000,000	30,000,042
Bedford Row Funding Corp. 1.98%, 3/11/2020 (a)	47,000,000	46,829,350
Bedford Row Funding Corp. 3 Month USD LIBOR + 0.13%, 2.03%, 9/17/2020 (b)	35,000,000	35,004,963
Cancara Asset Securitization LLC 1.89%, 2/10/2020 (a)	40,000,000	39,918,000
Cancara Asset Securitization LLC 1.94%, 2/25/2020 (a)	35,000,000	34,902,000
Collateralized Commercial Paper FLEX Co. LLC 1.97%, 6/1/2020 (a)	64,275,000	63,756,526
Collateralized Commercial Paper FLEX Co. LLC 3 Month USD LIBOR + 0.11%, 2.03%, 8/21/2020 (b)	20,000,000	20,001,207
Collateralized Commercial Paper FLEX Co. LLC 2.12%, 2/10/2020 (a)	35,000,000	34,928,250
Columbia Funding Co. LLC 1.94%, 3/4/2020 (a)	25,274,000	25,190,697
Columbia Funding Co. LLC 2.17%, 1/17/2020 (a)	30,000,000	29,974,656
Kells Funding LLC 1.87%, 4/6/2020 (a)	28,000,000	27,857,033
Kells Funding LLC 1.87%, 4/8/2020 (a)	53,000,000	52,723,949
Kells Funding LLC 1.94%, 1/8/2020 (a)	30,000,000	29,988,773
Kells Funding LLC 1.99%, 1/16/2020 (a)	50,000,000	49,961,889
Kells Funding LLC 2.02%, 2/28/2020 (a)	25,000,000	24,926,701
Liberty Funding LLC 1.84%, 2/25/2020 (a)	35,000,000	34,899,278
Liberty Funding LLC 2.00%, 2/7/2020 (a)	50,000,000	49,902,361
LMA Americas LLC 1.89%, 2/4/2020 (a)	24,300,000	24,255,514

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

December 31, 2019

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
ASSET BACKED COMMERCIAL PAPER - (continued)
LMA Americas LLC 1.89%, 6/2/2020 (a)	48,800,000	$48,407,540
LMA Americas LLC 2.09%, 3/24/2020 (a)	35,000,000	34,842,873
Longship Funding DAC 1.80%, 1/7/2020 (a)	57,000,000	56,982,045
Manhattan Asset Funding Company LLC 2.00%, 2/11/2020 (a)	40,000,000	39,915,533
Manhattan Asset Funding Company LLC 2.06%, 3/26/2020 (a)	27,000,000	26,878,611
Nieuw Amsterdam Receivables Corp. 1.54%, 1/2/2020 (a)	40,000,000	39,996,471

		1,112,799,854

CERTIFICATES OF DEPOSIT — 31.4%
Bank of Montreal 1.80%, 1/7/2020 (a)	50,000,000	50,001,607
Bank of Montreal 3 Month USD LIBOR + 0.05%, 1.96%, 3/2/2020 (b)	15,000,000	15,000,656
Bank of Montreal 1 Month USD LIBOR + 0.18%, 1.97%, 4/27/2020 (b)	25,000,000	25,001,276
Bank of Montreal 1 Month USD LIBOR + 0.40%, 2.11%, 1/6/2020 (b)	10,000,000	10,000,963
Bank of Nova Scotia 3 Month USD LIBOR + 0.16%, 2.10%, 10/28/2020 (b)	40,000,000	40,019,347
Bank of Nova Scotia 3 Month USD LIBOR + 0.11%, 2.11%, 1/17/2020 (b)	10,000,000	10,000,551
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.90%, 3/3/2020 (a)	50,000,000	49,999,519
BNP Paribas 1 Month USD LIBOR + 0.18%, 1.89%, 3/9/2020 (b)	30,000,000	30,006,676
BNP Paribas 1 Month USD LIBOR + 0.21%, 1.97%, 5/19/2020 (b)	25,000,000	25,001,889
BNP Paribas 2.01%, 4/3/2020 (a)	30,000,000	30,012,305
Canadian Imperial Bank of Commerce FFR + 0.35%, 1.90%, 9/15/2020 (b)	25,000,000	25,001,730
Canadian Imperial Bank of Commerce 3 Month USD LIBOR + 0.12%, 2.02%, 12/4/2020 (b)	50,000,000	49,999,850
Canadian Imperial Bank of Commerce 3 Month USD LIBOR + 0.17%, 2.07%, 3/18/2020 (b)	7,000,000	7,002,444
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.05%, 1.94%, 9/8/2020 (b)	10,000,000	9,997,934
Cooperatieve Rabobank UA 1 Month USD LIBOR + 0.18%, 1.92%, 2/12/2020 (b)	25,000,000	25,000,289
Credit Agricole Corporate & Investment Bank 1.86%, 2/5/2020 (a)	35,000,000	34,999,321
Credit Agricole Corporate & Investment Bank 1.87%, 3/13/2020 (a)	60,000,000	59,998,774
Credit Industriel et Commercial 1 Month USD LIBOR + 0.16%, 1.86%, 2/5/2020 (b)	20,000,000	20,002,675

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

December 31, 2019

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Credit Industriel et Commercial 3 Month USD LIBOR + 0.10%, 2.00%, 9/4/2020 (b)	60,000,000	$59,999,824
Credit Suisse 1 Month USD LIBOR + 0.29%, 2.00%, 8/28/2020 (b)	50,000,000	49,997,858
DnB Bank ASA 2.02%, 3/10/2020 (a)	15,000,000	15,007,236
DZ Bank AG Deutsche Zentral-Genossenschafts Bank 1.88%, 3/4/2020 (a)	20,000,000	19,998,096
Mizuho Bank Ltd. 1.88%, 4/6/2020 (a)	50,000,000	50,002,342
Mizuho Bank Ltd. 1 Month USD LIBOR + 0.19%, 1.89%, 2/5/2020 (b)	15,000,000	15,002,516
Mizuho Bank Ltd. 1.93%, 2/14/2020 (a)	40,000,000	40,003,188
Mizuho Bank Ltd. 1.95%, 4/20/2020 (a)	20,000,000	20,005,092
Mizuho Bank Ltd. 1 Month USD LIBOR + 0.25%, 1.96%, 4/6/2020 (b)	30,000,000	30,001,633
Mizuho Bank Ltd. 2.00%, 2/7/2020 (a)	15,650,000	15,653,285
Mizuho Bank Ltd. 2.06%, 3/16/2020 (a)	30,000,000	30,012,223
MUFG Bank Ltd. 1.91%, 4/14/2020 (a)	50,000,000	50,005,211
MUFG Bank Ltd. 2.03%, 5/29/2020 (a)	10,000,000	10,004,471
MUFG Bank Ltd. 2.04%, 3/13/2020 (a)	10,000,000	10,004,094
Nordea Bank AB 1.57%, 1/3/2020 (a)	30,000,000	30,000,007
Nordea Bank AB 1 Month USD LIBOR + 0.23%, 1.94%, 7/9/2020 (b)	55,000,000	54,997,653
Nordea Bank AB 1 Month USD LIBOR + 0.22%, 2.00%, 3/24/2020 (b)	30,000,000	30,010,698
Norinchukin Bank 2.00%, 1/8/2020 (a)	20,000,000	20,001,525
Royal Bank of Canada 3 Month USD LIBOR + 0.08%, 2.09%, 7/10/2020 (b)	20,000,000	20,003,075
Standard Chartered Bank 1.94%, 3/19/2020 (a)	15,000,000	15,002,090
Standard Chartered Bank 2.04%, 3/2/2020 (a)	35,000,000	35,011,650
Sumitomo Mitsui Banking Corp. SOFR + 0.21%, 1.75%, 1/31/2020 (b)	20,000,000	20,002,746
Sumitomo Mitsui Banking Corp. 1 Month USD LIBOR + 0.27%, 1.98%, 5/1/2020 (b)	35,000,000	35,000,692
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.06%, 2.02%, 7/1/2020 (b)	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp. 2.04%, 1/6/2020 (a)	30,000,000	30,000,364

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

December 31, 2019

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Sumitomo Mitsui Banking Corp. 1 Month USD LIBOR + 0.27%, 2.06%, 4/27/2020 (b)	15,000,000	$15,000,498
Sumitomo Mitsui Trust Bank 1.88%, 4/7/2020 (a)	28,000,000	27,993,865
Svenska Handelsbanken 1 Month USD LIBOR + 0.23%, 1.94%, 5/1/2020 (b)	35,000,000	35,006,602
Svenska Handelsbanken 3 Month USD LIBOR + 0.05%, 1.99%, 1/27/2020 (b)	10,000,000	10,000,487
Svenska Handelsbanken 1 Month USD LIBOR + 0.20%, 1.99%, 5/27/2020 (b)	25,000,000	25,000,902
Svenska Handelsbanken 3 Month USD LIBOR + 0.04%, 2.08%, 7/6/2020 (b)	25,000,000	24,998,729
Toronto Dominion Bank 2.30%, 1/13/2020 (a)	40,000,000	40,008,304
Toronto-Dominion Bank FFR + 0.37%, 1.92%, 9/8/2020 (b)	20,000,000	20,004,029
Toronto-Dominion Bank 1.93%, 5/7/2020 (a)	50,000,000	50,000,430
Toronto-Dominion Bank 2.26%, 1/8/2020 (a)	15,000,000	15,001,941
Wells Fargo Bank NA 1 Month USD LIBOR + 0.18%, 1.89%, 4/8/2020 (b)	10,000,000	10,002,113
Wells Fargo Bank NA 1 Month USD LIBOR + 0.18%, 1.96%, 4/24/2020 (b)	25,000,000	25,003,818
Wells Fargo Bank NA 1 Month USD LIBOR + 0.34%, 2.05%, 10/6/2020 (b)	45,000,000	45,032,399
Wells Fargo Bank NA 3 Month USD LIBOR + 0.17%, 2.17%, 1/15/2020 (b)	10,000,000	10,000,637
Westpac Banking Corp. 3 Month USD LIBOR + 0.05%, 1.94%, 6/5/2020 (b)	35,000,000	34,999,904

		1,635,830,033

FINANCIAL COMPANY COMMERCIAL PAPER — 26.7%
Australia & New Zealand Banking Group Ltd. 3 Month USD LIBOR + 0.09%, 2.01%, 8/27/2020 (b)	55,000,000	54,999,818
Bank of Nova Scotia 1 Month USD LIBOR + 0.14%, 1.84%, 2/3/2020 (b)	25,000,000	25,002,959
Bank of Nova Scotia 3 Month USD LIBOR + 0.06%, 1.95%, 6/5/2020 (b)	10,000,000	10,000,812
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.90%, 2/6/2020 (a)	45,000,000	44,912,125
BNG Bank NV 1 Month USD LIBOR + 0.20%, 1.99%, 5/26/2020 (b)	30,000,000	30,000,565
BPCE SA 1.88%, 3/4/2020 (a)	40,000,000	39,868,089
BPCE SA 1.98%, 4/8/2020 (a)	13,000,000	12,932,433
BPCE SA 2.27%, 2/18/2020 (a)	18,000,000	17,954,675
Caisse des Depots et Consignations 1.71%, 1/7/2020 (a)	75,000,000	74,976,375

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

December 31, 2019

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
Canadian Imperial Bank of Commerce 1 Month USD LIBOR + 0.14%, 1.93%, 1/23/2020 (b)	25,000,000	$25,003,070
CDP Financial, Inc. 1.70%, 1/3/2020 (a)	33,000,000	32,995,889
Commonwealth Bank of Australia 1 Month USD LIBOR + 0.18%, 1.92%, 3/12/2020 (b)	30,000,000	30,001,777
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.03%, 1.97%, 1/30/2020 (b)	15,000,000	15,000,038
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.05%, 2.09%, 4/6/2020 (b)	25,000,000	25,001,918
DBS Bank Ltd. 1.95%, 4/7/2020 (a)	30,000,000	29,848,508
DBS Bank Ltd. 2.03%, 3/26/2020 (a)	15,000,000	14,933,888
DBS Bank Ltd. 2.03%, 3/27/2020 (a)	15,000,000	14,933,082
Erste Abwicklungsanstalt 2.04%, 3/24/2020 (a)	30,000,000	29,870,920
Federation Des Caisses Desjardins du Quebec 1.74%, 1/6/2020 (a)	50,000,000	49,986,966
HSBC Bank PLC 3 Month USD LIBOR + 0.20%, 2.11%, 11/4/2020 (b)	65,000,000	65,032,155
ING U.S. Funding LLC 1.94%, 2/10/2020 (a)	25,000,000	24,950,971
ING U.S. Funding LLC 1 Month USD LIBOR + 0.33%, 2.04%, 7/6/2020 (b)	30,000,000	30,016,480
MUFG Bank Ltd. 2.23%, 3/13/2020 (a)	15,000,000	14,944,459
National Australia Bank Ltd. 1 Month USD LIBOR + 0.15%, 1.85%, 3/3/2020 (b)	20,000,000	19,997,736
National Australia Bank Ltd. 1 Month USD LIBOR + 0.17%, 1.88%, 4/1/2020 (b)	30,000,000	30,006,976
National Australia Bank Ltd. 1 Month USD LIBOR + 0.18%, 1.90%, 7/10/2020 (b)	15,000,000	14,997,766
National Australia Bank Ltd. 1 Month USD LIBOR + 0.27%, 1.98%, 7/2/2020 (b)	35,000,000	35,012,838
National Australia Bank Ltd. 1 Month USD LIBOR + 0.25%, 1.99%, 11/17/2020 (b)	28,000,000	27,991,837
National Australia Bank Ltd. 1 Month USD LIBOR + 0.23%, 1.99%, 8/19/2020 (b)	22,000,000	21,997,678
National Australia Bank Ltd. 3 Month USD LIBOR + 0.11%, 2.03%, 11/24/2020 (b)	40,000,000	39,999,876
NRW Bank 1.84%, 3/5/2020 (a)	50,000,000	49,832,986
NRW Bank 2.01%, 3/4/2020 (a)	13,000,000	12,957,244
NRW Bank 2.05%, 4/1/2020 (a)	25,000,000	24,881,806
Oversea-Chinese Banking Corp. Ltd. 1.95%, 4/20/2020 (a)	25,000,000	24,850,921

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

December 31, 2019

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
Skandinaviska Enskilda Banken AB 1.88%, 7/22/2020 (a)	30,000,000	$29,682,440
Swedbank AB 2.00%, 3/10/2020 (a)	18,000,000	17,935,705
Swedbank AB 2.00%, 3/11/2020 (a)	17,000,000	16,938,410
Swedbank AB 2.06%, 2/24/2020 (a)	25,000,000	24,930,295
Toronto-Dominion Bank 1.65%, 1/3/2020 (a)	75,000,000	74,988,512
Toronto-Dominion Bank 3 Month USD LIBOR + 0.19%, 2.29%, 10/1/2020 (b)	20,000,000	20,013,257
Toyota Motor Credit Corp. 1 Month USD LIBOR + 0.17%, 1.88%, 3/23/2020 (b)	25,000,000	25,006,067
Toyota Motor Credit Corp. 1 Month USD LIBOR + 0.23%, 2.03%, 5/21/2020 (b)	25,000,000	25,000,992
UBS AG 3 Month USD LIBOR + 0.05%, 1.96%, 2/3/2020 (b)	13,000,000	13,000,266
UBS AG 1 Month USD LIBOR + 0.34%, 2.05%, 8/6/2020 (b)	65,000,000	65,004,413
United Overseas Bank, Ltd. 2.15%, 2/3/2020 (a)	30,000,000	29,953,307
Westpac Banking Corp. 3 Month USD LIBOR + 0.04%, 1.97%, 1/27/2020 (b)	10,000,000	10,000,421
Westpac Banking Corp. 3 Month USD LIBOR + 0.13%, 2.07%, 10/23/2020 (b)	25,000,000	25,001,945

		1,393,151,666

GOVERNMENT AGENCY DEBT — 0.2%
Federal Home Loan Bank SOFR + 0.04%, 1.58%, 2/21/2020 (b)	10,025,000	10,024,887
Federal Home Loan Bank SOFR + 0.05%, 1.59%, 1/17/2020 (b)	2,175,000	2,175,017

		12,199,904

TREASURY DEBT — 1.1%
U.S. Treasury Note 3 Month USD MMY, 1.53%, 1/31/2020 (b)	58,135,000	58,133,142

OTHER NOTES — 4.1%
Bank of America NA FFR + 0.26%, 1.81%, 2/10/2020 (b)	25,000,000	25,000,138
Bank of America NA 1 Month USD LIBOR + 0.13%, 1.87%, 1/13/2020 (b)	40,000,000	40,000,533
Bank of America NA 3 Month USD LIBOR + 0.05%, 2.09%, 4/6/2020 (b)	30,000,000	29,999,988
Mizuho Bank Ltd. 1.58%, 1/2/2020 (a)	40,215,000	40,215,000
Royal Bank of Canada 1.75%, 1/6/2020 (a)	50,000,000	50,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

December 31, 2019

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
OTHER NOTES - (continued)
Wells Fargo Bank NA 1 Month USD LIBOR + 0.22%, 1.96%, 7/15/2020 (b)	27,000,000	$27,003,483

		212,219,142

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 9.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Government Obligation, 2.150% due 12/20/2049, valued at $48,600,000); expected proceeds $45,003,925 1.57%, 1/2/2020	45,000,000	45,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by various U.S. Government Obligations, 0.000% – 12.512% due 04/15/2021 – 10/20/2069, and U.S. Treasury Strips, 0.000% due 08/15/2022 – 11/15/2026, valued at $123,446,588); expected proceeds $120,010,467 1.57%, 1/2/2020	120,000,000	120,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by various U.S. Government Obligations, 2.500% – 4.500% due 08/01/2027 – 10/01/2048, valued at $178,500,000); expected proceeds $175,015,264 1.57%, 1/2/2020	175,000,000	175,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/10/2019 (collateralized by various U.S. Government Obligations, 2.500% – 4.500% due 11/01/2024 – 08/01/2049, valued at $29,614,017); expected proceeds $29,039,150 1.80%, 1/7/2020	29,000,000	29,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by various U.S. Government Obligations, 3.000% – 3.500% due 08/01/2049 – 09/01/2049, a U.S. Treasury Bill, 0.000% due 01/02/2020, a U.S. Treasury Inflation Index Note, 0.125% due 10/15/2024, and U.S. Treasury Notes, 1.625% – 2.625% due 08/31/2022 – 07/31/2024, valued at $107,100,084); expected proceeds $105,009,158 1.57%, 1/2/2020	105,000,000	105,000,000

		474,000,000

TREASURY REPURCHASE AGREEMENTS — 5.8%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bond, 3.375% due 05/15/2044, and a U.S. Treasury Inflation Index Note, 0.625% due 04/15/2023, valued at $229,500,086); expected proceeds $225,018,125 1.45%, 1/2/2020	225,000,000	225,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2023, and U.S. Treasury Notes, 1.625% – 2.000% due 10/31/2022 – 01/31/2023, valued at $25,500,009); expected proceeds $25,002,167 1.56%, 1/2/2020	25,000,000	25,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

December 31, 2019

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
TREASURY REPURCHASE AGREEMENTS - (continued)
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Note, 2.750% due 02/15/2028, valued at $51,004,456); expected proceeds $50,004,361 1.57%, 1/2/2020	50,000,000	$50,000,000

		300,000,000

OTHER REPURCHASE AGREEMENTS — 0.2%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/20/2019 (collateralized by various Common Stocks, and various Corporate Bonds, 1.000% – 4.500% due 02/01/2023 – 07/01/2025, valued at $14,300,402); expected proceeds $13,040,300 1.86%, 2/18/2020 (c)	13,000,000	13,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,210,895,333)		5,211,333,741

TOTAL INVESTMENTS — 99.9% (Cost $5,210,895,333)		5,211,333,741
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		5,698,642

NET ASSETS — 100.0%		$5,217,032,383

(a)	Rate shown is the discount rate at time of purchase.
(b)

Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Illiquid security. This security represents $13,000,000 or 0.3% of net assets as of December 31, 2019.

Abbreviations:

FFR	Federal Funds Rate
LIBOR	London Interbank Offered Rate
MMY	Money Market Yield
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$5,211,333,741	$—	$5,211,333,741

TOTAL INVESTMENTS	$—	$5,211,333,741	$—	$5,211,333,741

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

ASSETS
Investments in securities, at value — unaffiliated issuers	$4,424,333,741
Repurchase agreements, at amortized cost	787,000,000

Total Investments — unaffiliated issuers	5,211,333,741
Cash	546
Interest receivable — unaffiliated issuers	6,466,748
Prepaid expenses and other assets	10,130

TOTAL ASSETS	5,217,811,165

LIABILITIES
Advisory fee payable	169,790
Administration fees payable	4,069
Custodian, sub-administration and transfer agent fees	62,475
Trustees’ fees and expenses payable	1,199
Distribution payable	531,287
Professional fees payable	8,122
Accrued expenses and other liabilities	1,840

TOTAL LIABILITIES	778,782

NET ASSETS	$5,217,032,383

NET ASSETS CONSIST OF:
Paid-in Capital	$5,216,812,485
Total distributable earnings (loss)	$219,898

NET ASSETS	$5,217,032,383

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00

Shares outstanding ($0.001 par value)	5,216,812,485

COST OF INVESTMENTS:
Investments at cost	$5,210,895,333

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

INVESTMENT INCOME
Interest income - unaffiliated issuers	$42,436,293

EXPENSES
Advisory fees	475,120
Administration fees	14,253
Custodian, sub-administration and transfer agent fees	268,813
Trustees’ fees and expenses	26,306
Professional fees	16,380
Miscellaneous expenses	2,109

TOTAL EXPENSES	802,981

Expenses waived/reimbursed by the Adviser	(4,779)

NET EXPENSES	798,202

NET INVESTMENT INCOME (LOSS)	41,638,091

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	84,713

Net change in unrealized appreciation/depreciation on:
Investment transactions - unaffiliated issuers	441,670

NET REALIZED AND UNREALIZED GAIN (LOSS)	526,383

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$42,164,474

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/19	Year Ended 12/10/18*- 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$41,638,091	$762,859
Net realized gain (loss)	84,713	—
Net change in unrealized appreciation/depreciation	441,670	(3,262)

Net increase (decrease) in net assets resulting from operations	42,164,474	759,597

DISTRIBUTIONS TO SHAREHOLDERS	(41,941,314)	(762,859)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	24,352,676,618	754,292,498
Proceeds from shares issued in connection with the tax-free transfer of assets from State Street Navigator Securities Lending Portfolio III (Note 8)	3,874,846,110	—
Cost of shares redeemed	(23,506,945,676)	(258,057,065)

Net increase (decrease) in net assets from beneficial interest transactions	4,720,577,052	496,235,433

Net increase (decrease) in net assets during the period	4,720,800,212	496,232,171

Net assets at beginning of period	496,232,171	—

NET ASSETS AT END OF PERIOD	$5,217,032,383	$496,232,171

SHARES OF BENEFICIAL INTEREST:
Shares sold	24,352,676,618	754,292,498
Shares issued in connection with the tax-free transfer of assets from State Street Navigator Securities Lending Portfolio III (Note 8)	3,874,846,110	—
Shares redeemed	(23,506,945,676)	(258,057,065)

Net increase (decrease)	4,720,577,052	496,235,433

*	Inception date.

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Year Ended 12/31/19		Year Ended 12/10/18*- 12/31/18
Net asset value, beginning of period	$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)(a)	0.0218		0.0015
Net realized and unrealized gain (loss)	0.0018		(0.0000	)(b)

Total from investment operations	0.0236		0.0015

Distributions to shareholders from:
Net investment income	(0.0236)		(0.0015)

Total distributions to shareholders	(0.0236)		(0.0015)

Net asset value, end of period(a)	$1.0000		$1.0000

Total return(c)	2.38%		0.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,217,032		$496,232
Ratios to average net assets:
Total expenses	0.04%		0.18	%(d)
Net expenses	0.04%		0.04	%(d)
Net investment income (loss)	2.21%		2.63	%(d)
Portfolio turnover rate	—	%(f)	—	%(e)(f)

*	Inception and commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.00005 per share.
(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
(e)	Not annualized.
(f)	Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the year ended December 31, 2019 and period ended December 31, 2018.

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Financial Statements

December 31, 2019

1. Organization

State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2019, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Portfolio II (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest shares with a $0.001 par value. The financial statements herein relate only to the Fund.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.

The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Financial Statements – (continued)

December 31, 2019

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

Distributions

Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Financial Statements – (continued)

December 31, 2019

3. Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of December 31, 2019, the Fund had invested in repurchase agreements with the gross values (principal) of $787,000,000 and associated collateral equal to $807,565,642.

4. Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.025% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

SSGA FM is contractually obligated until April 30, 2020 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund’s Board.

For the fiscal year ended December 31, 2019, SSGA FM waived $4,779.

Administrator Fee

SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.

Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees

State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Financial Statements – (continued)

December 31, 2019

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2019, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio II	2	100%

5. Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6. Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions.

The tax character of distributions paid during the year ended December 31, 2019 were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$41,941,314	$—	$—	$41,941,314

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Financial Statements – (continued)

December 31, 2019

The tax character of distributions paid during the year ended December 31, 2018, was as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$762,859	$—	$—	$762,859

At December 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$—	$—	$—	$438,408	—	$438,408

As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio II	$5,210,895,333	$516,263	$77,855	$438,408

7. Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

8. Reorganization

On November 1, 2019, State Street Navigator Securities Lending Portfolio II (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of State Street Navigator Securities Lending Portfolio III (“Acquired Fund”) in exchange for shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Financial Statements – (continued)

December 31, 2019

The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

For every one share of State Street Navigator Securities Lending Portfolio III exchanged, a shareholder received one share of the State Street Navigator Securities Lending Portfolio II.

The Fund received net assets from State Street Navigator Securities Lending Portfolio III as the result of the tax-free reorganization as follows:

	Shares of Fund Issued	Net Asset Received from Acquired Fund	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After the Combination
State Street Navigator Securities Lending Portfolio III	3,874,846,110	$3,875,545,667	$846,168,338	$4,721,714,005

Assuming the acquisition had been completed on April 12, 2019 (commencement of operations of the Acquired Fund), the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended December 31, 2019, are as follows:

Net investment income (loss) $73,952,756

Total net realized and change in unrealized gain (loss) $(351,044)

Net increase (decrease) in net assets resulting from operations $73,601,712

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s accompanying Statement of Operations as of December 31, 2019.

The statement of operations, statement of changes in net assets and the financial highlights for the current period do not include any pre-merger activity of the Acquired Fund and prior reporting periods of the accounting survivor (the Fund) are not restated.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street Navigator Securities Lending Portfolio II and Board of Trustees of State Street Navigator Securities Lending Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Navigator Securities Lending Portfolio II (the “Fund”) (one of the funds constituting State Street Navigator Securities Lending Trust (the “Trust”)), including the schedule of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended December 31, 2019 and the period from December 10, 2018 (commencement of operations) through December 31, 2018 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Navigator Securities Lending Trust) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year ended December 31, 2019 and the period from December 10, 2018 (commencement of operations) through December 31, 2018 in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts
February 27, 2020

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information (Unaudited)

December 31, 2019

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Portfolio II	0.04%	$1,010.90	$0.20	$1,025.00	$0.20

(a)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information (Unaudited) – (continued)

December 31, 2019

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity program report to the Board, the program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. SSGA FM reported that the program operated adequately and that the implementation of the program was effective to manage the Fund’s liquidity risk.

There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.

Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedules of investments are available upon request, without charge, by calling 1-877-521-4083 (toll free).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information – (continued)

December 31, 2019 – (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INDEPENDENT TRUSTEES

Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co-Chairperson of the Board	Term: Indefinite Elected: 7/16	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Board	Term: Indefinite Elected: 7/16	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to 2019, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- present).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information – (continued)

December 31, 2019 – (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co-Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information – (continued)

December 31, 2019 – (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 7/16	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information – (continued)

December 31, 2019 – (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co-Chairperson of the Governance Committee	Term: Indefinite Elected: 7/16	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 –1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information – (continued)

December 31, 2019 – (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Chairperson of the Valuation Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected:7/16	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Valuation Committee	Term: Indefinite Appointed: 2/96 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	67	None.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information – (continued)

December 31, 2019 – (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INTERESTED TRUSTEES(1)

Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected President: 9/12 Elected Trustee: 12/18	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.

James E. Ross(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 – April 2017); President, SSGA Funds Management, Inc. (2005 – 2012); Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).

(1)	The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2)	Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
(3)	Mr. Ross is an Interested Trustee because of his employment by SSGA FM, an affiliate of the Trust.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information – (continued)

December 31, 2019 – (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
OFFICERS:

Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected President: 9/12 Elected Trustee: 12/18	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 9/17	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 3/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present) *; Managing Director, State Street Global Advisors. (2005 – present).*

Elizabeth Shea State Street Bank and Trust Company One Lincoln Street Boston, MA 02111-2900 YOB: 1964	Vice President	Term: Indefinite Elected: 10/15	Managing Director, Corporate Compliance of the Securities Finance division of State Street (2015 – present); Vice President, Corporate Compliance of the Securities Finance division of State Street (2002 – 2015).

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information – (continued)

December 31, 2019 – (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 3/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).

Daniel Foley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 3/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*

Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 10/13 Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information – (continued)

December 31, 2019 – (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

Andrew DeLorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).

Kevin Morris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Trustees

John R. Costantino

Michael F. Holland

Michael A. Jessee

Ellen M. Needham

Donna M. Rapaccioli

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

State Street Navigator Securities Lending Trust

c/o State Street Bank and Trust Company

Securities Finance

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Navigator Securities Lending Trust (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland, Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2019 and December 31, 2018, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $89,575 and $78,950, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2019 and December 31, 2018, there were no fees for assurance and related services that were reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2019 and December 31, 2018, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $18,054 and $18,054, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2019 and December 31, 2018, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2019 and December 31, 2018, the aggregate fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee, were $6,939,666 and $6,581,832, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by the Trust’s independent auditor for non-audit services to be rendered to the Trust’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of the Trust.

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2019 and December 31, 2018, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $35,152,927 and $36,297,003, respectively.

(h) E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by it to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 6, 2020

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 6, 2020